Unaudited Condensed Financial Information of the Parent Company (Details) - Schedule of Unaudited Parent Company Statements of Comprehensive Loss - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Equity in loss of subsidiaries	¥ (16,006)	$ (2,255)	¥ (45,921)
Loss in 2023	(3,332)	(469)
NET LOSS	¥ (19,338)	$ (2,724)	¥ (45,921)